                                      Filed with the Securities and Exchange Commission on November 15, 2010

Registration No. 333-144657

Investment Company Act No. 811-07975

SECURITIES AND EXCHANGE COMMISSION

 WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 23

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 111

PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
(Name of Depositor)

213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of depositor's principal executive offices)

JOSEPH D. EMANUEL
 CHIEF LEGAL OFFICER

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504
(Name and Address of Agent for Service of Process)

COPY TO:
C. CHRISTOPHER SPRAGUE, ESQ.
VICE PRESIDENT AND CORPORATE COUNSEL
751 Broad Street, Newark, New Jersey 07102-2917 (973) 802-6997

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)
 [X] immediately upon filing pursuant to paragraph (b) of Rule 485
[] on_______________pursuant to paragraph (b) of Rule 485
 [_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485
 [_] on pursuant to paragraph (a) (i) of Rule 485
 [_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
 [_] on pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
 Title of Securities Being Registered:

Interest in Individual Variable Annuity Contracts.

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Note:

Registrant is filing this Post-Effective Amendment No. 23 to Registration Statement No. 333-144657 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Post-Effective Amendment No. 21 filed with the SEC on April 16, 2010 and Post-Effective Amendment No. 22 filed with the SEC on July 1, 2010, are hereby incorporated by reference.  Financial statements for the Depositor and the Registrant, each dated December 31, 2009, are incorporated herein by reference to that  April Post-Effective Amendment.
Financial statements for the Depositor filed subsequent to December 31, 2009 are incorporated by reference to Depositor’s Exchange Act periodic reports.  Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey

PRUDENTIAL PREMIER VARIABLE ANNUITY Bb SERIESSM

Supplement dated January 3, 2011
To
Prospectuses dated May 1, 2010

This Supplement should be read and retained with the current Prospectus for your annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-888-PRU-2888.

We are issuing this supplement to reflect changes to two Portfolios of Advanced Series Trust, the addition of a new AST Portfolio, and certain other changes.

•
Effective on or about January 24, 2011, the AST Value Portfolio will change its name to the AST BlackRock Value Portfolio.  To reflect this name change, we amend the inside front cover, the table of Underlying Mutual Fund Portfolio Annual Expenses, the Group II table within the section entitled, “Investment Options”, and the Investment Objectives/Policies table accordingly.

•
Effective on or about the close of business on April 29, 2011, and contingent upon shareholder approval and the satisfaction of certain customary closing conditions, the AST Neuberger Berman Small-Cap Growth Portfolio will be reorganized into the AST Federated Aggressive Growth Portfolio.

•
In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about January 3, 2011; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits.  To reflect this new Portfolio, we make the following disclosure changes:

•	We add the name of the AST Bond Portfolio 2022 to the inside front cover of the prospectus.

•	In the section entitled, “Summary of Contract Fees and Charges” we set forth the following fees of the AST Bond Portfolio 2022 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

UNDERLYING PORTFOLIO	Manage-ment Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reim-bursement1	Net Annual Fund Operating Expenses
AST Bond Portfolio 2022	0.65%	0.33%	0.00%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%

1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2011. This arrangement may not be terminated or modified prior to April 30, 2011, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2011 will be subject to review by the Investment Managers and the Fund's Board of Trustees.

•	In the section entitled “Investment Options” we add the following summary description of the AST Bond Portfolio 2022 to the Investment Objectives/Policies table as follows:

STYLE/TYPE	INVESTMENT OBJECTIVES/POLICIES	PORTFOLIO ADVISOR/SUB-ADVISOR
ADVANCED SERIES TRUST
FIXED INCOME
AST Bond Portfolio 2022:  seeks the highest potential total return consistent with its specified level of risk tolerance to meet the parameters established to support the GRO benefits and maintain liquidity to support changes in market conditions for a fixed maturity of 2022. Please note that you may not make purchase payments to this Portfolio, and that this Portfolio is available only with certain living benefits.
Prudential Investment Management Inc.

We also make certain other changes to the prospectuses, as indicated below.

1.	In the Group II: Custom Portfolios Program table found in INVESTMENT OPTIONS, we delete AST Emerging Markets Equity Portfolio from the Permitted Portfolios column.

2.	Pruco Life prospectus only. On the inside front cover, we replace the reference to the AST Bond Portfolio 2010 with the AST Bond Portfolio 2021.

PART C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(b) Exhibits filed herewith are as follows:

(10) Written Consent of Independent Registered Public Accounting Firm.  Filed Herewith.

ITEM 27.  NUMBER OF CONTRACT OWNERS: As of September 30, 2010, there were 0 contract owners of the Bb Series.

 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the city of Shelton and the State of Connecticut on this 15th day of November 2010.

PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Registrant

By: Pruco Life Insurance Company of New Jersey

/s/ Scott D. Kaplan
- ---------------------------------
Scott D. Kaplan
President and Chief Executive
Officer
Pruco Life Insurance Company of New Jersey
Depositor
/s/ Scott D. Kaplan
- ---------------------------------
Scott D. Kaplan
President and Chief Executive
Officer
SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature and Title
*
--------------------------------------
James J. Avery Jr.
Director                                                                           Date: November 15, 2010
*
--------------------------------------                                                                           *By:/s/Thomas C. Castano
Scott D. Kaplan                                                                         Thomas C. Castano
Director                                                                         Corporate Counsel
*
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Tucker I. Marr
Chief Accounting Officer and
Chief Financial Officer
*
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Bernard J. Jacob
Director
*
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Robert M. Falzon
Director
*
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Thomas J. Diemer
Director
*
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Stephen Pelletier
Director
*
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Richard F. Vaccaro
Director

EXHIBITS

(10) Consent of Independent Registered Public Accounting Firm